Significant accounting policies, estimates and judgements - Additional information (Details)	12 Months Ended
Dec. 31, 2019
Significant accounting policies, estimates and judgements
Period of capitalisation of costs directly associated with exploration well after drilling is completed	12 months
Number of days past due for financial asset to be considered in default	180 days
Recovery rate for exposures arising from intragroup transactions	100.00%
Minimum
Significant accounting policies, estimates and judgements
Term of development projects	1 year
Maximum
Significant accounting policies, estimates and judgements
Term of development projects	4 years